Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant and Equipment [Line Items]
Total property and equipment-at cost	$ 9,477	$ 9,654	$ 9,463
Less: Accumulated depreciation and amortization	(7,059)	(5,903)	(4,096)
Property and equipment, net	2,418	3,751	5,367
Equipment
Property Plant and Equipment [Line Items]
Total property and equipment-at cost	7,040	7,230	6,904
Furniture and Fixtures
Property Plant and Equipment [Line Items]
Total property and equipment-at cost	629	629	599
Leasehold Improvements
Property Plant and Equipment [Line Items]
Total property and equipment-at cost	896	896	1,172
Software
Property Plant and Equipment [Line Items]
Total property and equipment-at cost	$ 912	669	581
Assets Not Yet Placed in Service
Property Plant and Equipment [Line Items]
Total property and equipment-at cost		$ 230	$ 207